Warrants (Tables)	12 Months Ended
Dec. 31, 2022
Warrants [Abstract]
Schedule of Fair Value of The Common Stock Warrants
The following assumptions were used to calculate the fair value of the common stock warrants issued:

	Years Ended December 31,
	2022	2021
Expected term	1.5 - 7.0 years	10.0 - 12.0 years
Expected volatility	73.0 - 78.5%	73.0%
Risk-free interest rate	1.9 - 4.7%	1.3% - 1.7%
Expected dividends	0.0%	0.0%